PREPAYMENT AND OTHER ASSETS	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 4 – PREPAYMENT AND OTHER ASSETS

	June 30,	December 31,
	2026	2025
	(Unaudited)	(Audited)
VAT receivable – current	$-	$334,608
Other receivables	295,648	227,519
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	1,035,542	1,083,387
Prepaid expenses	184,472	70,798
Total prepayment and other current assets	2,125,266	2,325,916
Less: Allowance on other receivables	(609,604)	(632,019)
Prepayment and other current assets, net	$1,515,662	$1,693,897

VAT receivable – non-current	$1,835,177	$1,534,521
Deposit and others	134,712	136,933
Durable spare parts	-	-
Total other assets – non - current	1,969,889	1,671,454
Less: allowance on other receivables	(534,189)	(307,868)
Other non-current assets, net	$1,435,700	$1,363,586

For the year ended December 31, 2023, the Company sold certain rig equipment to a third party, PT Andam Resorsis Nusantara. For the year ended December 31, 2024, the Company recorded $99,604 allowance for the doubtful account related to the uncollected amounts for the equipment sale. The receivables on the rig equipment were supposed to be received in 2025, however, in fiscal year 2025, none of the receivables have been collected. Considering the high potential of default, the Company decided to take full allowance of $609,604 to the rig equipment in fiscal year 2025.

The Value-Added Tax (“VAT”) receivable is the qualified input VAT paid by the Company to Pertamina. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. As the Company’s sales are not subject to any VAT output, the Company will bill Pertamina for reimbursement per tax reimbursement filing. The Company started to record the VAT receivable since 2022 and started to collect the VAT receivable in 2024. In 2025 and 2026, the Company didn’t collect any VAT receivable from Pertamina. As no collections have been received from Pertamina and the timing of collection cannot be reliably estimated, the remaining balance of the VAT receivable has been classified as a non-current asset, with an allowance recorded against the outstanding balance. The Company applied allowance for VAT receivable to $534,189 for non-current VAT receivable as of June 30, 2026.

After evaluating above facts, $1,835,177 VAT receivable was classified as non-current assets.